Borrowings (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Borrowings
Amounts due within one year	$ 110,937	$ 446,144
Less: unamortized deferred loan issuance costs	(5,397)	(5,755)
Borrowings-current portion	105,540	440,389	[1]
Amounts due after one year	1,306,817	939,682
Less: unamortized deferred loan issuance costs	(15,848)	(14,271)
Borrowings-non-current portion	1,290,969	925,411	[1]
Total	$ 1,396,509	$ 1,365,800

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog Ltd. (“GasLog”) (Note 1).